Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11	Commitments and contingencies

Office Lease

The Company currently rents its offices pursuant to a one-year lease that commenced on November 1, 2013 at a rate of $2,185 (CDN$2,325) per month. During the year ended December 31, 2013, the Company recorded $22,323 as rent expense (2012 - $12,669; 2011 - $480).